Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating segments
Operating Segment
2022	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1) (5)	Adjustments and Eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	80,676,265	18,261,198	53,026,157	1,752,484	(52,323,398)	101,392,706
Cost of sales	(44,936,903)	(6,486,559)	(43,060,520)	(1,476,289)	42,637,380	(53,322,891)
Administrative and selling expenses	(6,764,320)	(702,821)	(9,310,387)	-	9,310,387	(7,467,141)
Other operating income	34,097,252	1,771,992	1,366,613	44,265	(1,366,613)	35,913,509
Other operating expenses	(594,178)	(7,813)	(471,091)	(160)	471,091	(602,151)
Impairment of property, plant and equipment and intangible assets	(5,970,504)	(8,053,063)	-	-	-	(14,023,567)
Operating income	56,507,612	4,782,934	1,550,772	320,300	(1,271,153)	61,890,465

Other (expenses) income (4)	(54,469,248)	(296,049)	(4,035,737)	11,939,140	4,049,404	(42,812,490)

Net income (loss) for the segment	2,038,364	4,486,885	(2,484,965)	12,259,440	2,778,251	19,077,975
Share in the net income (loss) for the segment	2,038,364	4,486,885	290,071	12,262,655	-	19,077,975

2021	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	86,295,219	22,101,809	59,960,850	3,410,912	(60,582,129)	111,186,661
Cost of sales	(49,060,790)	(6,581,565)	(46,179,641)	(2,910,682)	47,146,772	(57,585,906)
Administrative and selling expenses	(7,035,993)	(1,051,086)	(12,106,790)	-	12,106,790	(8,087,079)
Other operating income	20,407,331	823,626	1,959,395	38,630	(1,959,396)	21,269,586
Other operating expenses	(1,593,813)	20,595	(453,332)	-	453,332	(1,573,218)
Impairment of property, plant and equipment and intangible assets	(15,125,724)	-	-	-	-	(15,125,724)
Operating income	33,886,230	15,313,379	3,180,482	538,860	(2,834,631)	50,084,320

Other (expenses) income (4)	(45,560,031)	(4,269,783)	(8,772,675)	(344,818)	7,600,994	(51,346,313)

Net (loss) income for the segment	(11,673,801)	11,043,596	(5,592,193)	194,042	4,766,363	(1,261,993)
Share in the net (loss) income for the segment	(11,673,801)	11,043,596	(939,071)	307,283	-	(1,261,993)

2020	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	87,415,727	21,180,050	84,674,960	5,186,557	(86,410,154)	112,047,140
Cost of sales	(41,752,822)	(5,542,540)	(69,274,477)	(4,202,050)	71,330,565	(49,441,324)
Administrative and selling expenses	(7,513,849)	(1,226,319)	(18,477,966)	-	18,477,966	(8,740,168)
Other operating income	40,168,359	1,284,603	2,346,097	2,482	(2,348,579)	41,452,962
Other operating expenses	(948,453)	(380,641)	(631,599)	(14,843)	631,599	(1,343,937)
Impairment of property, plant and equipment and intangible assets	(11,808,900)	-	-	-	-	(11,808,900)
Operating income	65,560,062	15,315,153	(1,362,985)	972,146	1,681,397	82,165,773

Other (expenses) income (4)	(47,890,568)	(13,689,301)	(306,482)	(148,720)	327,309	(61,707,762)

Net income (loss) for the segment	17,669,494	1,625,852	(1,669,467)	823,426	2,008,706	20,458,011
Share in the net income (loss) for the segment	17,669,494	1,625,852	514,046	648,619	-	20,458,011